Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 92,715,512	$ 209,587,705
Grupo Financiero Galicia S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 77,178,810	189,650,155
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 250,000
Term	120 months
LI Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 3,284,942	$ 3,284,942
Term	730 days	730 days
Rate	6.00%	6.00%	6.00%	6.00%
Debt Securities	$ 2,753,081	$ 11,336,935
LIII Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 4,192,612	$ 4,192,612
Term	730 days	730 days
Rate	5.25%	5.25%	5.25%	5.25%
Debt Securities	$ 3,725,576	$ 15,002,895
LIV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 4,779,859	$ 4,779,859
Term	730 days	730 days
Rate	4.99%	4.99%	4.99%	4.99%
Debt Securities	$ 6,175,447	$ 17,030,380
LV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 10,141,234	$ 10,141,234
Term	548 days	548 days
Rate	3.00%	3.00%	3.00%	3.00%
Debt Securities	$ 6,195,912	$ 26,039,365
LVII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 12,512,200	$ 8,437,300
Term	365 days	365 days
Rate	4.50%	4.50%	4.50%	4.50%
Debt Securities	$ 11,129,223	$ 28,576,596
LVIII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 12,214,678
Term	366 days
Rate	5.00%		5.00%
Debt Securities	$ 4,641,269
LIX | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 12,072,087
Term	366 days
Rate	5.00%		5.00%
Debt Securities	$ 12,476,458
LX | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 27,381,323
Term	366 days
Rate	5.00%		5.00%
Debt Securities	$ 23,962,959
LII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 7,500	$ 7,500
Term	770 days	770 days
Rate	5.00%	5.00%	5.00%	5.00%
Debt Securities			$ 6,118,885	$ 4,150,581
Global Program for Issuance of Unsubordinated Negotiable Obligations Class Six | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Term	6 months
Green Bond
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 15,536,702	$ 19,937,550
XII | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 5,829,400
Term		6 months
Rate		0.00%		0.00%
Debt Securities		$ 18,472,610
XLIX Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 1,246,500
Term		730 days
Rate		7.24%		7.24%
Debt Securities		$ 5,544,283
LI Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 2,715,058
Term		365 days
Rate		3.99%		3.99%
Debt Securities		$ 9,502,336
LIII Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 4,532,644
Term		365 days
Rate		3.75%		3.75%
Debt Securities		$ 16,440,966
LIV Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 3,220,141
Term		365 days
Rate		2.85%		2.85%
Debt Securities		$ 11,743,294
LV Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 6,968,538
Term		270 days
Rate		0.00%		0.00%
Debt Securities		$ 21,061,670
XLVII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value				$ 8,500
Term		742 days
Rate		7.00%		7.00%
Debt Securities				$ 4,748,244